Trade receivables - Receivables (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net Carrying Amount [member]
Trade Receivables [Line Items]
Net carrying amount	$ 62,795	$ 52,743
Gross carrying amount
Trade Receivables [Line Items]
Net carrying amount	64,917	53,074
Gross carrying amount | Current
Trade Receivables [Line Items]
Net carrying amount	48,756	42,057
Gross carrying amount | Not later than one month
Trade Receivables [Line Items]
Net carrying amount	5,934	4,119
Gross carrying amount | Later than one month and not later than two months
Trade Receivables [Line Items]
Net carrying amount	2,485	2,687
Gross carrying amount | Later than two months and not later than three months
Trade Receivables [Line Items]
Net carrying amount	1,904	2,338
Gross carrying amount | Later than three months
Trade Receivables [Line Items]
Net carrying amount	5,838	1,873
Allowance for expected credit losses
Trade Receivables [Line Items]
Net carrying amount	$ (2,122)	$ (331)